UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		650 Fifth Avenue
			New York, NY 10019
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Paulson
Title:  President
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
John Paulson		New York, NY		August 15, 2003

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		34
Form 13F Information Table Value Total:		$210,377

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
AT&T Corp                     COMMON     001957505       424   22028 SH        SOLE           22028
Allen Telecom Inc             COMMON     018091108      9195  556600 SH      DEFINED   01    556600
Amgen Inc                     COMMON     031162100      3472   52258 SH        SOLE           52258
Anthem Inc                    COMMON     03674B104      3591   46547 SH        SOLE           46547
Biogen Inc                    COMMON     090597105     10497  276236 SH      DEFINED   01    276236
Canadian Nat Res Ltd          COMMON     136385101       373    9376 SH        SOLE            9376
Cardinal Health Inc           COMMON     14149Y108     12202  189774 SH        SOLE          189774
Carnival PLC                   ADR       14365C103      3094  101600 SH        SOLE          101600
Clayton Homes Inc             COMMON     184190106     21784 1735800 SH      DEFINED   01   1735800
Concord EFS Inc               COMMON     206197105     17664 1200000 SH      DEFINED   01   1200000
ConocoPhillips                COMMON     20825C104      7513  137100 SH        SOLE          137100
Devon Energy Corp             COMMON     25179M103      4856   90945 SH        SOLE           90945
Energy East Corp              COMMON     29266M109       615   29609 SH        SOLE           29609
Enzon Pharmaceuticals Inc     COMMON     293904108      4507  360000 SH      DEFINED   01    360000
Factual Data Corp             COMMON     303094106      2353  135400 SH      DEFINED   01    135400
General Elec Co               COMMON     369604103      4729  164885 SH        SOLE          164885
Hispanic Broadcasting Cor      CL A      43357B104     10445  410417 SH      DEFINED   01    410417
HSBC Hldgs PLC               SPON ADR    404280406      3426   57953 SH        SOLE           57953
Idec Pharmaceuticals Corp     COMMON     449370105      4709  138500 SH      DEFINED   01    138500
Information Res Inc           COMMON     456905108       234   59334 SH        SOLE           59334
USA Interactive               COMMON     902984103     17062  431189 SH        SOLE          431189
Intersil Corp                  CL A      46069S109       229    8594 SH        SOLE            8594
LendingTree Inc               COMMON     52602Q105      2487  101600 SH      DEFINED   01    101600
Magna Intl Inc                 CL A      559222401       268    3991 SH        SOLE            3991
Monsanto Co                   COMMON     61166W101       652   30122 SH        SOLE           30122
Networks Assocs Inc           COMMON     640938106      1259   99262 SH        SOLE           99262
Northrop Grumman Corp         COMMON     666807102      2240   25958 SH        SOLE           25958
PeopleSoft Inc                COMMON     712713106     17590 1000000 SH      DEFINED   01   1000000
Pfizer Inc                    COMMON     717081103      5121  149960 SH        SOLE          149960
Price Communications Corp     COMMON     741437305     11502  890900 SH      DEFINED   01    890900
Prologis                    SH BEN INT   743410102       544   19939 SH        SOLE           19939
Quintiles Transnational C     COMMON     748767100      7095  500000 SH      DEFINED   01    500000
Whitman Ed Group Inc          COMMON     966524100     17781 1158400 SH      DEFINED   01   1158400
Wiltel Comm Group Inc         COMMON     972487102       862   58500 SH      DEFINED   01     58500

                                                      210377